Capitalized Software Costs, net	12 Months Ended
Dec. 31, 2021
Capitalized Software Costs, net
Capitalized Software Costs, net
7.	Capitalized Software Costs, net

Capitalized software costs, net consisted of the following:

	2021	2020
Website and internal-use software	$81,908	$72,574
Less: Accumulated amortization	(65,354)	(56,014)
	$16,554	$16,560

During the years ended December 31, 2021, 2020 and 2019, the Company capitalized $11.0 million, $9.8 million and $8.2 million respectively, included in Capitalized software costs and amortized $11.1 million, $9.4 million and $10.8 million, respectively, included in depreciation and amortization expense.